Derivative Instruments - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013 currency	Sep. 28, 2012	Mar. 25, 2011
Summary of Derivative Instruments [Abstract]
Deferred gain on termination of interest rate swaps			$ 23
Loss included within accumulated other comprehensive income related to terminated interest rate lock contracts	37	40
Number of currencies hedged in addition to euro and yen	20
Foreign currency forward and option contracts outstanding, notional amount	$ 1,433